Other Receivables, Deposits and Prepayments (Tables)	12 Months Ended
Jun. 30, 2024
Other Receivables, Deposits and Prepayments [Abstract]
Schedule of Other Receivables, Deposits and Prepayments
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Other receivables	246,088	305,138	-
Deposits	9,034,225	5,023,150	5,022,000
Prepayments	192,880	193,135	8,699
	9,473,193	5,521,423	5,030,699
Less : Impairment
Other receivables	-	(50,847)	-
	9,473,193	5,470,576	5,030,699